DECHERT
                           1775 Eye Street, N.W.
                          Washington, D.C. 20006

                                May 3, 2001

VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

 Re    AYCO SERIES TRUST (File Nos. 333-45194 and 811-10115)
 -----------------------------------------------------------

Dear Sir or Madam:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Registrant's Post-Effective Amendment No. 1 to its registration statement on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2001 as part of the Registrant's most recent registration statement, and (ii) the text of Registrant's most recent registration statement was filed electronically on May 1, 2001.

If you have any questions, please contact the undersigned at (202) 261-3304.

                              Very truly yours,

                              /s/ Ethan D. Corey

                              Ethan D. Corey